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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or QUarter Ended December 31 2008

CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing
Christopher Harrison
London
January 23 2009



                                   Value    Shares  Investmen   Other    Voting
Name       Title/Class  ID_CUSIP  (x$1000)  No.     Discretion  Managers Auth

APPLE INC  Common Share 037833100 29,900   245,000  YES         None     Sole


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